Summary Of Significant Accounting Policies - Schedule Of Earnings Per Share Basic And Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net income	$ 1,850,100	$ 2,406,136
Less cumulative preferred stock dividends	(597,282)	(597,282)
Net income available to common stockholders	$ 1,252,818	$ 1,808,854
Weighted average number of common shares outstanding	5,020,803	5,020,803
Effect of dilutive options	316,043	254,375
Weighted average number of common shares outstanding used to calculate dilutive earnings per share	5,336,846	5,275,178
Basic earnings per common share	$ 0.25	$ 0.36
Diluted earnings per common share	$ 0.23	$ 0.34